UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:         September 30, 2009

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           ASA Limited
Address:        11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lawrence G. Nardolillo
Title:  Chief Financial Officer  & Treasurer
Phone:  973-377-3535

Signature, Place, and Date of Signing:

/s/ Lawrence G. Nardolillo     Florham Park, New Jersey      October 27, 2009
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:         $319,875       (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Limited           Common Stock  008474108  40,710    600,000  SH           Sole                   600,000

Barrick Gold
  Corporation             Common Stock  067901108  47,375  1,250,000  SH           Sole                 1,250,000

Compania de Minas
  Buenaventura            Sponsored ADR 204448104  47,850  1,359,000  SH           Sole                 1,359,000

Goldcorp Inc.             Common Stock  380956409  43,696  1,082,400  SH           Sole                 1,082,400

Golden Star
 Resources Limited        Common Stock  38119T104   2,528    750,000  SH           Sole                   750,000

Harmony Gold Mining
  Company Limited         Sponsored ADR 413216300   5,504    503,100  SH           Sole                   503,100

IAMGOLD Corporation       Common Stock  450913108   8,484    600,000  SH           Sole                   600,000

Kinross Gold
  Corporation             Common Stock  496902404  24,413  1,125,000  SH           Sold                 1,125,000

Newmont Mining
  Corporation             Common Stock  651639106  18,505    420,368  SH           Sole                   420,368

NovaGold                  Note          66987EAA5  11,324 15,000,000  PRN          Sole                15,000,000
  Resources Inc.

NovaGold
  Resources Inc.          Common Shares 66987E206   5,927  1,157,691  SH           Sole                 1,157,691

Randgold
  Resources Limited       ADR           752344309  50,293    719,700  SH           Sole                   719,700

Royal Gold Inc.           Common Shares 780287108   6,840    150,000  SH           Sole                   150,000

Yamana Gold Inc.          Common Shares 98462Y100   6,426    600,000  SH           Sole                   600,000